Share-based payment reserve (Tables)	12 Months Ended
Jun. 30, 2018
Share-based payment transaction
Schedule of share-based payment expense

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share- based payment schemes:
Equity-settled – recognised directly in equity		3 776	463	123
Sasol Inzalo share transaction	35.1	34	76	123
Sasol Khanyisa share transaction(1)	35.2	2 953	—	—
		2 866	—	—
Sasol ordinary BEE (SOLBE1) shares issued(2)		1 104	—	—
Khanyisa Public		1 762	—	—
Tier 1 - Khanyisa Employee Share Ownership Plan (ESOP)		52
Tier 2 - Khanyisa ESOP		35
Long-term incentives(3)	35.3	789	387	—

Employee-related share-based payment expense (included in amount above)		910	463	123

(1)	In November 2017, Sasol Khanyisa a new Broad-Based Black Economic Empowerment (B-BBEE) scheme was approved by shareholders at a General Meeting.

(2)	IFRS 2 expense recognised immediately, as shares granted to participants are unencumbered and can be traded immediately.

(3)	On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share scheme.

Sasol Khanyisa share transaction
Share-based payment transaction
Schedule of the average fair value of instruments granted

							IFRS
							expense
					Weighted		recognised
		Number		Number	average	Total	for the year
		of	Number	of Sasol	fair	IFRS	ended
Components of the		SOLBE1	of SOL	Khanyisa	value	expense	30 June 2018
transaction	Grant date	Shares	shares	shares	Rand	Rm	Rm
SOLBE1 Election 1 for 4	23 March 2018	245 741	—	—	386,00	95	95
Khanyisa Public 1 for 10	1 June 2018	2 727 281	—	—	370,00	1 009	1 009
Sasol Khanyisa Public(1),(3)	1 June 2018	—	—	26 503 642	66,48	1 762	1 762
ESOP - Tierl(2)	1 June 2018	—	2 082 520	—	481,50	1 003	27
ESOP - T ierl(2)	1 June 2018	2 396 048	—	—	370,00	887	25
ESOP - Tier2(2),(3)	25 May 2018	—	—	26 503 642	66,48	1 762	35

		5 369 070	2 082 520	53 007 284		6 518	2 953

(1)	The estimated strike price value for Khanyisa Public and ESOP Tier 2 is R313,25 and represents the remaining vendor funding per share as at 30 June 2018.

(2)

The ESOP Tierl and 2 options outstanding have a weighted average remaining vesting period of 2,9 and 5,8 years. ESOP Tier 1 vests after 3 years and ESOP Tier 2 has a staggered vesting period, with portions vesting from 3 years, and then each year until the end of the transaction term, being 10 years.

(3)

The weighted average fair value price is derived from the Monte-Carlo option pricing model. The price will move closer to the strike price over the transaction period as certainty of dividends declared by SSA is expected to exceed outstanding vendor financing.

Schedule of the assumptions used to calculate the average fair value of options granted
Average fair value Sasol Khanyisa options granted		2018

Model		Monte-Carlo
Risk - free interest rate	(%)	8,08
Expected volatility	(%)	28,49
Expected dividend yield	(%)	1,8 – 10,1

Long Term Incentive Equity Settled
Share-based payment transaction
Schedule of the assumptions used to calculate the average fair value of options granted

Average fair value of incentives granted		2018	2017
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate - Rand	(%)	6,98 – 7,34	7,03 – 9,22
Risk-free interest rate - US$	(%)	1,01 – 1,47	0,76 – 0,91
Expected volatility	(%)	24,73	29,87
Expected dividend yield	(%)	3,65	3,42
Expected forfeiture rate	(%)	5	3 – 5
Vesting period - top management		3 / 5 years	3 / 5 years
Vesting period - all other participants		3 years	3 years

Schedule of movements in the number of incentives outstanding

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2016	—	—
Conversion of LTI scheme to equity-settled scheme on 25 November 2016	6 398 182	340,85
LTIs granted	150 200	370,47
LTIs vested	(194 390)	359,92
Effect of CPTs and LTIs forfeited	(155 403)	343,03

Balance at 30 June 2017	6 198 589	337,80
LTIs granted	2 626 268	376,73
LTIs vested	(1 868 963)	347,93
Effect of CPTs and LTIs forfeited	(159 406)	349,95

Balance at 30 June 2018*	6 796 488	348,19

*	The incentives outstanding as at 30 June 2018 have a weighted average remaining vesting period of 1,5 years. The exercise price of these options is Rnil.

Schedule of weighted average market price
	2018	2017
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	396,02	375,43